UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

Geneva Advisors International Growth Fund
Class R Shares (GNFRX)
Class I Shares (GNFIX)

Geneva Advisors Mid Cap Growth Fund
Class R Shares (GNMRX)
Class I Shares (GNMIX)

Geneva Advisors Small Cap Opportunities Fund
Class R Shares (GNORX)
Class I Shares (GNOIX)

February 28, 2014
Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	9

SCHEDULE OF INVESTMENTS	24

STATEMENTS OF ASSETS AND LIABILITIES	43

STATEMENTS OF OPERATIONS	45

STATEMENTS OF CHANGES IN NET ASSETS	47

FINANCIAL HIGHLIGHTS	52

NOTES TO FINANCIAL STATEMENTS	62

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	76

NOTICE OF PRIVACY POLICY & PRACTICES	80

ADDITIONAL INFORMATION	81

April 2014

Dear Client:

In spite of multiple triple-digit Dow days, the stock market, as measured by the Dow Jones Industrial Average, ended the first quarter just slightly higher than the beginning of the year.

Appetite for risk was tempered throughout the quarter as the market grappled with several developments:  according to the National Oceanic and Atmospheric Association, this winter is one of the coldest on record, skewing recent economic data; the Russia-Ukraine situation raised concerns of a global conflict; and the Federal Reserve is in a transitional period. Meanwhile, alternative investments remain less appealing, interest rates are still low, emerging markets are struggling and cash yields continue to be near zero.

Together these factors created an environment where investors made “risk-off” trades, sold some equity exposure, and then returned to stocks as the long-term investment landscape had not changed.

The Fed announced they will continue tapering their bond purchases down to $55 billion per month as expected.  The Fed removed their explicit unemployment and inflation thresholds and substituted it with qualitative language which incorporates a wide range of financial information including readings on inflation and labor market conditions.

At this stage of the economic recovery, higher stock market volatility is normal. In our view, it does not signify the end of the bull market; rather we believe it provides opportunities to invest additional capital.

Growth Strategies Commentary

Geneva’s growth strategies had a difficult time in the first quarter. After a strong 2013, companies with higher multiples pulled back in the first quarter, which are the types of companies we own in our growth strategies. In particular we saw weakness in our technology sector investments.

Our overall fundamental outlook for our holdings has not changed.  Our research continues to indicate that at this stage in the economic cycle growth equities should outperform the overall stock market. Having said that, it is normal to have short, intermittent periods where these stocks underperform. Unfortunately it is our belief that you cannot benefit from growth opportunities without being able to accept some increased volatility.

Over time earnings growth is a primary factor that drives stock performance, and we will continue to employ our disciplined process for identifying what we view as high quality growth opportunities.

Equity Income Strategies Commentary

Geneva’s equity income strategies had a strong start to 2014. The companies we seek to invest in have attractive yields, have been growing at a reasonable rate and are trading at what we view as fair valuations.

As we previously stated, we anticipate growth equities should outperform the overall market. For that reason, we continue to believe dividend-growth stocks are more attractive than high-dividend-yield stocks. Therefore our equity income strategies are positioned to have higher growth exposure, while still seeking to maintain an attractive overall dividend yield. We believe this can have a positive effect on overall performance.

Looking Ahead

We believe an accommodative Fed, an improving economic environment and solid earnings growth will allow equities to have a positive year. The secular bull market  still appears intact, and periodic pull backs are a necessary and important part of the market cycle.

We reiterate the importance for clients to maintain a long-term perspective when it comes to equity investments. The first quarter is a perfect example of how our growth strategies and our equity income strategies can be excellent complements to one another.

We want to thank you for the continued trust you have placed in Geneva Investment Management. The Principals and employees of Geneva and our families continue to be your partners investing in the same strategies as our clients. We will continue to focus on providing you with what we consider to be industry-leading investment management capabilities and we look forward to speaking with you soon.

Best Regards,

Geneva Advisors

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.

One cannot invest directly in an index.

The Funds may invest in small, mid and/or micro cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADRs, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Funds may invest in growth stocks, which are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Equity Income Fund may invest in Master Limited Partnerships (MLP).  Investment returns of MLPs are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  The Equity Income Fund may invest in REITs, which involved additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

Must be preceded or accompanied by a prospectus.

The Geneva Funds are distributed by Quasar Distributors, LLC

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/13 - 2/28/14) for the All Cap Growth Fund, Equity Income Fund and International Growth Fund and (12/27/13-2/28/14) for the Mid Cap Growth Fund and Small Cap Opportunities Fund.

Actual Expenses

The first four lines of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second four lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second four lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/13	2/28/14	9/1/13 - 2/28/14	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,154.00	$7.74	1.45%
Class I	1,000.00	1,156.00	5.88	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,156.90	$7.75	1.45%
Class I	1,000.00	1,159.00	5.89	1.10%

International Growth Fund*
Class R	$1,000.00	$1,152.80	$7.74	1.45%
Class I	1,000.00	1,155.00	5.88	1.10%

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	12/27/13	2/28/14	12/27/13 - 2/28/14	Expense Ratio
Mid Cap Growth Fund**
Class R	$1,000.00	$990.00	$2.54	1.45%
Class I	1,000.00	999.50	1.93	1.10%

Small Cap Opportunities Fund**
Class R	$1,000.00	$1,008.50	$2.73	1.55%
Class I	1,000.00	1,009.00	2.11	1.20%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

**
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent period (64), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/13	2/28/14	9/1/13 - 2/28/14	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	1,000.00	1,019.34	5.51	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	1,000.00	1,019.34	5.51	1.10%

International Growth Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	1,000.00	1,019.34	5.51	1.10%

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	12/27/13	2/28/14	12/27/13 - 2/28/14	Expense Ratio
Mid Cap Growth Fund**
Class R	$1,000.00	$1,006.22	$2.55	1.45%
Class I	1,000.00	1,006.84	1.94	1.10%

Small Cap Opportunities Fund**
Class R	$1,000.00	$1,006.05	$2.73	1.55%
Class I	1,000.00	1,006.66	2.11	1.20%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

**
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent period (64), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2014

	Annualized
				Since
	One	Three	Five	Inception
	Year	Years	Years	(9/28/07)
Class R	27.50%	9.86%	22.10%	6.26%
Class I	27.93%	10.24%	22.45%	6.57%
Russell 3000 Growth Index	29.76%	15.13%	24.33%	7.47%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation. The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund has wide flexibility in types of securities used to generate a current income yield. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2014

	Annualized
			Since
	One	Three	Inception
	Year	Years	(4/30/10)
Class R	18.00%	12.06%	15.25%
Class I	18.43%	12.43%	15.64%
Russell 1000 Value Index	23.44%	14.05%	14.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and foreign issuers without regard to market capitalizations. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below:

Allocation of Portfolio Holdings
(% of Investments)

* For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of February 28, 2014

		Since
	Six	Inception
	Months	(5/30/13)
Class R	15.28%	18.10%
Class I	15.50%	18.50%
MSCI World ex USA Index (Gross)	14.50%	13.26%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on May 30, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World ex USA Index (Gross) captures large and mid cap representation across 23 of 24 Developed Markets countries, excluding the United States. The Developed Markets currently consist of: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors International Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors International Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Mid Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid-cap U.S. companies. The Fund typically invests in equity securities, investment companies and exchange traded funds. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below:

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of February 28, 2014

Since
Inception
(12/27/13)
Class R	(0.10)%
Class I	(0.05)%
Russell Midcap Growth Index	4.68%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on December 27, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

Geneva Advisors Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Mid Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Mid Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of small-cap U.S. Companies. The Fund typically invests in equity securities, investment companies and exchange traded funds. The Fund’s allocation of portfolio holdings as of February 28, 2014 is shown below:

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of February 28, 2014

Since
Inception
(12/27/13)
Class R	0.85%
Class I	0.90%
Russell 2000 Growth Index	3.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on December 27, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price to value ratios and higher forecasted growth values. One cannot invest directly in an index.

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Small Cap Opportunities Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Small Cap Opportunities Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 97.67%

Activities Related to Credit Intermediation 3.68%
FleetCor Technologies, Inc. (a)	85,823	$11,150,982

Automobile Dealers 0.68%
Lithia Motors, Inc.	32,619	2,068,697

Basic Chemical Manufacturing 0.77%
Methanex Corp. (b)	33,113	2,328,837

Business Support Services 3.48%
Alliance Data Systems Corp. (a)	36,942	10,532,534

Cable and Other Subscription Programming 2.88%
Discovery Communications, Inc. (a)	104,589	8,714,356

Commercial and Service Industry
Machinery Manufacturing 2.38%
Middleby Corp. (a)	24,299	7,206,111

Computer Systems Design and Related Services 0.86%
SPS Commerce, Inc. (a)	38,467	2,608,063

Depository Credit Intermediation 0.73%
First Republic Bank	42,401	2,203,580

Electronic Shopping and Mail-Order Houses 2.14%
Amazon.com, Inc. (a)	17,870	6,470,727

Full-Service Restaurants 3.06%
Chipotle Mexican Grill, Inc. (a)	16,411	9,275,661

Legal Services 3.83%
Mastercard, Inc.	148,950	11,576,394

Management, Scientific, and
Technical Consulting Services 8.28%
Salesforce.com, Inc. (a)	94,360	5,885,233
ServiceNow, Inc. (a)	32,910	2,239,855
Workday, Inc. (a)	154,165	16,945,817
		25,070,905

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Manufacturing and Reproducing
Magnetic and Optical Media 1.98%
Guidewire Software, Inc. (a)	111,732	$5,989,953

Office Administrative Services 2.08%
Gartner, Inc. (a)	90,680	6,307,701

Oil and Gas Extraction 5.07%
Cabot Oil & Gas Corp.	210,635	7,372,225
Continental Resources, Inc. (a)	66,821	7,986,446
		15,358,671
Other Fabricated Metal Product Manufacturing 3.27%
B/E Aerospace, Inc. (a)	117,520	9,901,060

Other Financial Investment Activities 3.82%
Financial Engines, Inc.	148,455	8,389,192
Virtus Investment Partners, Inc. (a)	17,199	3,184,567
		11,573,759
Other General Merchandise Stores 3.97%
Tractor Supply Co.	170,213	12,010,229

Other Information Services 8.37%
Demandware, Inc. (a)	30,313	2,276,810
Facebook, Inc. (a)	83,778	5,735,442
Google, Inc. (a)	2,919	3,548,482
LinkedIn Corp. (a)	46,751	9,539,074
Yelp, Inc. (a)	44,752	4,225,484
		25,325,292
Other Telecommunications 3.32%
SBA Communications Corp. (a)	105,591	10,049,095

Pharmaceutical and Medicine Manufacturing 11.80%
Celgene Corp. (a)	70,592	11,347,664
Gilead Sciences, Inc. (a)	143,217	11,856,936
Insulet Corp. (a)	54,017	2,560,946
Regeneron Pharmaceuticals, Inc. (a)	22,872	7,604,940
Salix Pharmaceuticals, Ltd. (a)	21,521	2,322,546
Tandem Diabetes Care, Inc. (a)	1,000	25,750
		35,718,782

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Rail Transportation 1.36%
Kansas City Southern	43,911	$4,124,121

Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities 2.62%
Acadia Healthcare Co., Inc. (a)	160,223	7,921,425

Restaurants and Other Eating Places 3.01%
Dunkin’ Brands Group, Inc.	78,579	4,060,177
Starbucks Corp.	71,346	5,062,712
		9,122,889
Securities and Commodity Contracts
Intermediation and Brokerage 3.19%
Affiliated Managers Group, Inc. (a)	20,951	3,939,835
MarketAxess Holdings, Inc.	96,673	5,707,574
		9,647,409
Soap, Cleaning Compound, and Toilet
Preparation Manufacturing 0.72%
Ecolab, Inc.	20,282	2,185,386

Software Publishers 3.58%
Manhattan Associatess, Inc. (a)	64,205	2,432,727
Splunk, Inc. (a)	62,993	5,842,601
Tyler Technologies, Inc. (a)	27,259	2,556,349
		10,831,677
Travel Arrangement and Reservation Services 2.41%
TripAdvisor, Inc. (a)	72,671	7,284,541

Traveler Accommodation 2.83%
Melco Crown Entertainment, Ltd. - ADR (a)	199,209	8,550,050

Waste Treatment and Disposal 1.50%
Stericycle, Inc. (a)	39,794	4,536,516
TOTAL COMMON STOCKS (Cost $198,315,068)		295,645,403

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.66%

Money Market Fund 0.66%
Fidelity Institutional Money Market Portfolio	2,007,283	$2,007,283
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,007,283)		2,007,283

Total Investments (Cost $200,322,351) 98.33%		297,652,686
Other Assets in Excess of Liabilities 1.67%		5,043,802
TOTAL NET ASSETS 100.00%		$302,696,488

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 94.93%

Activities Related to Real Estate 2.00%
Brookfield Asset Management, Inc. (a)	99,894	$4,050,702

Aerospace Product and Parts Manufacturing 3.36%
Boeing Co.	52,833	6,811,230

Agencies, Brokerages, and Other
Insurance Related Activities 1.84%
Arthur J Gallager & Co.	80,928	3,738,874

Amusement Parks and Arcades 0.73%
Six Flags Entertainment Corp.	36,200	1,476,960

Basic Chemical Manufacturing 1.11%
Praxair, Inc.	17,350	2,261,920

Building Material and Supplies Dealers 3.49%
Home Depot, Inc.	86,374	7,085,259

Cable and Other Subscription Programming 3.10%
Comcast Corp.	121,689	6,290,104

Computer Systems Design and Related Services 2.39%
Accenture PLC (a)	58,091	4,841,885

Depository Credit Intermediation 4.11%
JPMorgan Chase & Co.	101,214	5,750,980
Wells Fargo & Co.	55,834	2,591,814
		8,342,794
Electric Power Generation,
Transmission and Distribution 3.14%
ITC Holdings Corp.	62,040	6,365,304

Gambling Industries 5.52%
Wynn Resorts, Ltd.	46,164	11,194,308

Health and Personal Care Stores 5.39%
Walgreen Co.	161,054	10,943,619

Household Appliance Manufacturing 2.46%
Dover Corp.	53,010	4,998,843

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Insurance Carriers 1.76%
WellPoint, Inc.	39,373	$3,566,800

Local Messengers and Local Delivery 2.42%
United Parcel Service, Inc.	51,207	4,904,094

Management, Scientific, and
Technical Consulting Services 0.75%
Nielsen Holdings NV (a)	32,039	1,516,726

Medical Equipment and Supplies Manufacturing 2.65%
Rockwell Automation, Inc.	43,833	5,384,446

Motion Picture and Video Industries 2.99%
Time Warner, Inc.	90,462	6,072,714

Motor Vehicle Body and Trailer Manufacturing 1.48%
Polaris Industries, Inc.	22,456	3,009,778

Nondepository Credit Intermediation 3.21%
Ameriprise Financial, Inc.	59,789	6,516,403

Oil and Gas Extraction 1.53%
Enterprise Products Partners LP	46,151	3,097,194

Other Financial Investment Activities 6.42%
Apollo Global Management, LLC	198,457	6,388,331
Artisan Partners Asset Management, Inc.	104,946	6,629,439
		13,017,770
Other Investment Pools and Funds 2.78%
Macquarie Infrastructure Co. LLC	104,018	5,635,695

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing 1.17%
Monsanto Co.	21,660	2,383,033

Petroleum and Petroleum Products
Merchant Wholesale 2.22%
Magellan Midstream Partners LP	66,539	4,502,694

Printing and Related Support Activities 2.71%
Avery Dennison Corp.	110,591	5,509,644

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Professional and Commercial Equipment and
Supplies Merchant Wholesalers 0.74%
Covidien PLC (a)	20,790	$1,495,841

Rail Transportation 4.42%
Union Pacific Corp.	49,679	8,961,098

Resin, Synthetic Rubber, and Artificial Synthetic
Fibers and Filaments Manufacturing 3.33%
LyondellBasell Industries NV (a)	76,614	6,748,161

Scheduled Air Transportation 1.93%
Copa Holdings SA (a)	28,943	3,920,619

Securities and Commodity Contracts
Intermediation and Brokerage 3.35%
T Rowe Price Group, Inc.	83,801	6,802,127

Securities and Commodity Exchanges 1.47%
CBOE Holdings, Inc.	55,049	2,974,297

Semiconductor and Other Electronic
Component Manufacturing 2.81%
Microchip Technology, Inc.	125,225	5,703,999

Software Publishers 2.23%
Microsoft Corp.	118,210	4,528,625

Wholesale Electronic Markets
and Agents and Brokers 3.92%
Genuine Parts Co.	39,358	3,467,046
KAR Auction Services, Inc.	144,084	4,489,658
		7,956,704
TOTAL COMMON STOCKS (Cost $162,561,724)		192,610,264

REAL ESTATE INVESTMENT TRUSTS 2.24%
American Tower Corp.	55,889	4,553,277
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,836,968)		4,553,277

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.96%
Money Market Fund 0.96%
Fidelity Institutional Money Market Portfolio	1,938,836	$1,938,836
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,938,836)		1,938,836

Total Investments (Cost $168,337,528) 98.13%		199,102,377
Other Assets in Excess of Liabilities 1.87%		3,800,693
TOTAL NET ASSETS 100.00%		$202,903,070

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.06%
Bermuda 4.61%
Invesco Ltd. (b)	7,653	$262,498
Lazard Ltd. (b)	18,229	820,123
Signet Jewelers, Ltd. (b)	3,457	330,316
		1,412,937
Brazil 2.90%
Embraer SA - ADR	24,793	890,069

Canada 11.93%
Canadian National Railway, Co. (b)	23,059	1,303,756
Franco-Nevada Corp. (b)	4,350	222,502
Imax Corp. (a)(b)	9,788	261,829
Lions Gate Entertainment Corp. (b)	22,848	702,576
Methanex Corp. (b)	3,540	248,968
Points International, Ltd. (a)(b)	31,028	919,360
		3,658,991
Cayman Islands 11.56%
Baidu, Inc. - ADR (a)	6,262	1,070,363
China Distance Education Holdings, Ltd. - ADR	13,818	335,363
Melco Crown Entertainment, Ltd. - ADR (a)	44,412	1,906,163
Qihoo 360 Technology Co., Ltd. - ADR (a)	2,137	234,258
		3,546,147
India 1.63%
HDFC Bank Ltd. - ADR	14,912	500,894

Ireland 10.33%
Accenture PLC (b)	11,720	976,862
Alkermes PLC (a)(b)	7,306	355,583
Covidien PLC (b)	4,329	311,471
ICON, PLC (a)(b)	15,994	749,159
Trinity Biotech, PLC - ADR	29,255	774,965
		3,168,040
Israel 3.72%
Caesarstone Sdot-Yam, Ltd. (b)	19,281	1,139,893

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Italy 2.52%
Luxottica Group SpA - ADR	13,920	$773,813

Mexico 1.72%
Grupo Televisa SAB - ADR	17,951	527,939

Netherlands 14.33%
ASML Holding NV - ADR	3,406	293,393
Chicago Bridge & Iron Co NV (b)	16,996	1,430,893
Core Laboratories NV (b)	7,584	1,426,171
LyondellBasell Industries NV (b)	9,151	806,020
Yandex NV (a)(b)	11,635	436,313
		4,392,790
Panama 4.30%
Copa Holdings SA (b)	9,721	1,316,807

Puerto Rico 1.74%
EVERTEC, Inc. (b)	21,996	533,623

Spain 4.84%
Grifols SA - ADR	35,239	1,482,857

Switzerland 5.28%
ABB, Ltd. - ADR	27,364	697,235
ACE, Ltd. (b)	9,411	921,054
		1,618,289
United Kingdom 4.73%
ARM Holdings PLC - ADR	28,895	1,450,529
United States 9.55%
Euronet Worldwide, Inc. (a)	11,386	435,628
Gran Tierra Energy, Inc. (a)	29,797	211,261
Lululemon Athletica, Inc. (a)	14,346	721,747
Mead Johnson Nutrition, Co.	11,144	908,793
MercadoLibre, Inc.	6,242	650,292
		2,927,721
Virgin Islands (UK) 2.37%
Michael Kors Holdings, Ltd. (a)(b)	7,424	727,775
TOTAL COMMON STOCKS (Cost $26,974,831)		30,069,114

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 1.00%
Money Market Fund 1.00%
Fidelity Institutional Money Market Portfolio	307,396	$307,396
TOTAL SHORT-TERM INVESTMENTS
(Cost $307,396)		307,396

Total Investments (Cost $27,282,227) 99.06%		30,376,510
Other Assets in Excess of Liabilities 0.94%		289,785
TOTAL NET ASSETS 100.00%		$30,666,295

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 89.28%

Activities Related to Credit Intermediation 1.57%
FleetCor Technologies, Inc. (a)	331	$43,007

Aerospace Product and Parts Manufacturing 0.74%
HEICO Corp.	325	20,211

Basic Chemical Manufacturing 0.74%
Methanex Corp. (b)	288	20,255

Business Support Services 1.05%
Alliance Data Systems Corp. (a)	101	28,796

Cable and Other Subscription Programming 0.72%
Discovery Communications, Inc. (a)	237	19,747

Colleges, Universities, and Professional Schools 3.13%
Grand Canyon Education, Inc. (a)	1,815	86,031

Commercial and Service Industry
Machinery Manufacturing 2.71%
Middleby Corp. (a)	251	74,437

Computer Systems Design and Related Services 0.83%
SPS Commerce, Inc. (a)	336	22,781

Cut and Sew Apparel Manufacturing 0.91%
Lululemon Athletica, Inc. (a)	499	25,105

Depository Credit Intermediation 0.70%
First Republic Bank	372	19,333

Full-Service Restaurants 2.53%
Chipotle Mexican Grill, Inc. (a)	123	69,521

Management, Scientific, and
Technical Consulting Services 8.08%
Corporate Executive Board Co.	544	40,680
ServiceNow, Inc. (a)	280	19,057
Towers Watson & Co.	184	20,074
Workday, Inc. (a)	1,292	142,017
		221,828

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Manufacturing and Reproducing
Magnetic and Optical Media 3.06%
Guidewire Software, Inc. (a)	1,569	$84,114

Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 2.35%
Dorman Products, Inc. (a)	766	44,137
LKQ Corp. (a)	733	20,443
		64,580
Motor Vehicle Body and Trailer Manufacturing 1.29%
Polaris Industries, Inc.	265	35,518

Office Administrative Services 2.24%
Gartner, Inc. (a)	885	61,561

Oil and Gas Extraction 3.94%
Cabot Oil & Gas Corp.	544	19,040
Continental Resources, Inc. (a)	579	69,202
Oasis Petroleum, Inc. (a)	460	20,042
		108,284
Other Fabricated Metal Product Manufacturing 1.98%
B/E Aerospace, Inc. (a)	647	54,510

Other Financial Investment Activities 3.55%
Financial Engines, Inc.	1,340	75,723
Virtus Investment Partners, Inc. (a)	118	21,849
		97,572
Other General Merchandise Stores 4.08%
Tractor Supply Co.	1,586	111,908

Other Information Services 6.15%
Demandware, Inc. (a)	255	19,153
LinkedIn Corp. (a)	380	77,535
Yelp, Inc. (a)	765	72,231
		168,919
Other Telecommunications 1.91%
SBA Communications Corp. (a)	550	52,343

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Pharmaceutical and Medicine Manufacturing 8.15%
Akorn, Inc. (a)	689	$17,790
Grifols SA - ADR	992	41,743
Insulet Corp. (a)	895	42,432
Pharmacyclics, Inc. (a)	296	41,044
Salix Pharmaceuticals, Ltd. (a)	749	80,832
		223,841
Professional and Commercial Equipment
and Supplies Merchant Wholesalers 1.74%
MWI Veterinary Supply, Inc. (a)	294	47,898

Rail Transportation 1.34%
Kansas City Southern	392	36,817

Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities 3.13%
Acadia Healthcare Co., Inc. (a)	1,741	86,075

Restaurants and Other Eating Places 1.03%
Dunkin’ Brands Group, Inc.	547	28,263

Scheduled Air Transportation 0.60%
Copa Holdings SA (b)	122	16,526

Securities and Commodity Contracts
Intermediation and Brokerage 3.13%
Affiliated Managers Group, Inc. (a)	325	61,116
MarketAxess Holdings, Inc.	420	24,797
		85,913
Software Publishers 6.02%
Manhattan Associatess, Inc. (a)	650	24,629
Splunk, Inc. (a)	436	40,439
Tyler Technologies, Inc. (a)	704	66,021
Ultimate Software Group, Inc. (a)	207	34,362
		165,451
Support Activities for Mining 1.75%
Core Laboratories NV (b)	255	47,953

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Travel Arrangement and Reservation Services 3.26%
TripAdvisor, Inc. (a)	894	$89,615

Traveler Accommodation 2.27%
Melco Crown Entertainment, Ltd. - ADR (a)	1,449	62,191

Waste Treatment and Disposal 2.60%
Stericycle, Inc. (a)	627	71,478
TOTAL COMMON STOCKS (Cost $2,375,750)		2,452,382

SHORT-TERM INVESTMENTS 12.07%

Money Market Fund 12.07%
Fidelity Institutional Money Market Portfolio	331,494	331,494
TOTAL SHORT-TERM INVESTMENTS
(Cost $331,494)		331,494

Total Investments (Cost $2,707,244) 101.35%		2,783,876
Liabilities in Excess of Other Assets (1.35)%		(37,184)
TOTAL NET ASSETS 100.00%		$2,746,692

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 37.92%

Activities Related to Credit Intermediation 0.70%
Euronet Worldwide, Inc. (a)	264	$10,101
EVERTEC, Inc. (b)	413	10,019
		20,120
Aerospace Product and Parts Manufacturing 0.65%
HEICO Corp.	303	18,844

Agencies, Brokerages, and Other
Insurance Related Activities 0.60%
eHealth, Inc. (a)	357	17,136

Agriculture, Construction, and Mining
Machinery Manufacturing 0.31%
Manitowoc Co., Inc.	284	8,787

Automobile Dealers 0.27%
Lithia Motors, Inc.	124	7,864

Basic Chemical Manufacturing 0.80%
Trex Co, Inc. (a)	293	22,918

Colleges, Universities, and Professional Schools 1.16%
Grand Canyon Education, Inc. (a)	701	33,227

Commercial and Service Industry
Machinery Manufacturing 2.30%
Middleby Corp. (a)	223	66,133

Computer Systems Design and Related Services 1.16%
Points International, Ltd. (a)(b)	512	15,171
SPS Commerce, Inc. (a)	269	18,238
		33,409
Electrical Equipment Manufacturing 0.52%
Franklin Electric Co., Inc.	344	14,995

Employment Services 0.89%
On Assignment, Inc. (a)	744	25,594

Insurance Carriers 0.29%
Centene Corp. (a)	132	8,406

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Management, Scientific, and
Technical Consulting Services 1.00%
Corporate Executive Board Co.	384	$28,716

Manufacturing and Reproducing
Magnetic and Optical Media 1.15%
Guidewire Software, Inc. (a)	618	33,131

Medical Equipment and Supplies Manufacturing 1.14%
Align Technology, Inc. (a)	624	32,654

Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 0.72%
Dorman Products, Inc. (a)	357	20,570

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.64%
Cyberonics, Inc. (a)	267	18,281

Nondepository Credit Intermediation 0.51%
First Cash Financial Services, Inc. (a)	280	14,792

Oil and Gas Extraction 1.12%
Oasis Petroleum, Inc. (a)	741	32,285

Other Ambulatory Health Care Services 1.14%
ExamWorks Group, Inc. (a)	905	32,924

Other Electrical Equipment and
Component Manufacturing 0.34%
Taser International, Inc. (a)	512	9,846

Other Financial Investment Activities 4.86%
Artisan Partners Asset Management, Inc.	226	14,276
Envestnet, Inc. (a)	756	31,631
Financial Engines, Inc.	728	41,139
LDR Holding Corp. (a)	604	18,875
Virtus Investment Partners, Inc. (a)	134	24,812
WisdomTree Investments, Inc. (a)	583	9,083
		139,816

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Other Information Services 1.41%
Demandware, Inc. (a)	119	$8,938
Yelp, Inc. (a)	335	31,631
		40,569
Pharmaceutical and Medicine Manufacturing 3.63%
Akorn, Inc. (a)	1,193	30,803
Insulet Corp. (a)	783	37,122
Neogen Corp. (a)	514	22,267
Trinity Biotech, PLC - ADR	535	14,172
		104,364
Professional and Commercial Equipment
and Supplies Merchant Wholesalers 1.27%
MWI Veterinary Supply, Inc. (a)	224	36,494

Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities 1.34%
Acadia Healthcare Co., Inc. (a)	777	38,415

Scientific Research and Development Services 0.72%
GenMark Diagnostics, Inc. (a)	901	11,227
ICON, PLC (a)(b)	205	9,602
		20,829
Securities and Commodity Contracts
Intermediation and Brokerage 1.11%
MarketAxess Holdings, Inc.	540	31,882

Software Publishers 4.88%
Cornerstone OnDemand, Inc. (a)	460	26,855
Manhattan Associatess, Inc. (a)	591	22,393
Multimedia Games Holding Co., Inc. (a)	572	18,890
Power Solutions International, Inc. (a)	140	10,374
Tyler Technologies, Inc. (a)	362	33,948
Ultimate Software Group, Inc. (a)	168	27,888
		140,348
Specialized Design Services 0.77%
Caesarstone Sdot-Yam, Ltd. (b)	376	22,229

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
February 28, 2014 (Unaudited)

	Shares	Value
Ventilation, Heating, Air-Conditioning, and Commercial
Refrigeration Equipment Manufacturing 0.52%
Ceco Environmental Corp.	923	$14,906
TOTAL COMMON STOCKS (Cost $1,068,655)		1,090,484

SHORT-TERM INVESTMENTS 9.56%

Money Market Fund 9.56%
Fidelity Institutional Money Market Portfolio	274,898	274,898
TOTAL SHORT-TERM INVESTMENTS
(Cost $274,898)		274,898

Total Investments (Cost $1,343,553) 47.48%		1,365,382
Other Assets in Excess of Liabilities 52.52%		1,510,052
TOTAL NET ASSETS 100.00%		$2,875,434

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
February 28, 2014 (Unaudited)

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
ASSETS
Investments, at value (cost 200,322,351,
168,337,528, 27,282,227, respectively)	$297,652,686	$199,102,377	$30,376,510
Receivable for Fund shares sold	423,693	1,724,399	289,346
Receivable for investments sold	11,289,569	1,599,653	370,283
Dividends and interest receivable	45,137	557,011	19,170
Cash	—	245,764	—
Other assets	25,112	27,748	17,045
TOTAL ASSETS	309,436,197	203,256,952	31,072,354

LIABILITIES
Payable for Fund shares redeemed	75,317	147,512	84,062
Payable for investments purchased	6,328,013	—	275,979
Payable to affiliates	127,336	72,814	25,509
Payable to Advisor	174,552	114,205	881
Payable for distribution fees	7,974	887	180
Payable for shareholder servicing fees	11,215	2,269	440
Accrued expenses and other liabilities	15,302	16,195	19,008
TOTAL LIABILITIES	6,739,709	353,882	406,059
NET ASSETS	$302,696,488	$202,903,070	$30,666,295

Net assets consist of:
Paid-in capital	$217,462,975	$171,383,637	$28,196,928
Accumulated net investment income (loss)	(2,168,819)	837,502	(24,717)
Accumulated net realized loss	(9,928,003)	(82,918)	(600,184)
Net unrealized appreciation on investments	97,330,335	30,764,849	3,094,268
NET ASSETS	$302,696,488	$202,903,070	$30,666,295

CLASS R SHARES
Net assets	$65,699,129	$7,050,957	$1,102,890
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,224,774	222,915	46,697
Net asset value, redemption price
and offering price per share(1)	$29.53	$31.63	$23.62

CLASS I SHARES
Net assets	$236,997,359	$195,852,113	$29,563,405
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	7,876,729	6,174,765	1,247,164
Net asset value, redemption price
and offering price per share(1)	$30.09	$31.72	$23.70

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities (Continued)
February 28, 2014 (Unaudited)

		Small Cap
	Mid Cap	Opportunities
	Growth Fund	Fund
ASSETS
Investments, at value (cost 2,707,244, 1,343,553, respectively)	$2,783,876	$1,365,382
Receivable for Fund shares sold	179,348	1,748,120
Receivable for investments sold	37,399	14,337
Dividends and interest receivable	419	33
Cash	—	296
Other assets	27,855	27,855
TOTAL ASSETS	3,028,897	3,156,023

LIABILITIES
Payable for Fund shares redeemed	—	—
Payable for investments purchased	238,888	238,149
Payable to affiliates	19,065	19,065
Payable to Advisor	17,434	16,939
Payable for distribution fees	56	45
Payable for shareholder servicing fees	23	18
Accrued expenses and other liabilities	6,739	6,373
TOTAL LIABILITIES	282,205	280,589
NET ASSETS	$2,746,692	$2,875,434

Net assets consist of:
Paid-in capital	$2,683,847	$2,863,483
Accumulated net investment loss	(1,291)	(730)
Accumulated net realized loss	(12,496)	(9,148)
Net unrealized appreciation on investments	76,632	21,829
NET ASSETS	$2,746,692	$2,875,434

CLASS R SHARES
Net assets	$219,414	$175,675
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	10,983	8,709
Net asset value, redemption price
and offering price per share(1)	$19.98	$20.17

CLASS I SHARES
Net assets	$2,527,278	$2,699,759
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	126,414	133,781
Net asset value, redemption price
and offering price per share(1)	$19.99	$20.18

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Period Ended February 28, 2014 (Unaudited)

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
INVESTMENT INCOME
Dividend income(1)	$283,736	$2,547,223	$111,030
Interest income	979	1,064	234
TOTAL INVESTMENT INCOME	284,715	2,548,287	111,264

EXPENSES
Management fees	1,548,037	884,521	130,120
Administration fees	132,345	80,381	23,188
Distribution fees - Class R shares	79,079	8,212	994
Transfer agent fees and expenses	55,901	21,154	9,436
Fund accounting fees	47,749	32,647	13,509
Shareholder servicing fees - Class R shares	16,434	3,285	397
Federal and state registration fees	15,671	17,397	22,710
Custody fees	14,998	7,440	10,621
Audit and tax fees	14,473	11,410	12,325
Reports to shareholders	7,897	3,596	2,127
Legal fees	6,624	5,392	4,400
Chief Compliance Officer fees	5,973	4,511	4,511
Trustees’ fees	2,781	2,854	2,854
Interest expense	1,827	2,263	—
Other expenses	6,878	4,330	3,087
TOTAL EXPENSES	1,956,667	1,089,393	240,279
Less waivers and reimbursement
by Advisor (Note 4)	(296,092)	(191,112)	(108,768)
NET EXPENSES	1,660,575	898,281	131,511

NET INVESTMENT INCOME (LOSS)	(1,375,860)	1,650,006	(20,247)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,009,357	2,583,735	(550,273)
Net realized gain on foreign currency translation	—	—	35
Net change in unrealized appreciation
on investments	37,026,473	17,623,599	3,015,877
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	41,035,830	20,207,334	2,465,639
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$39,659,970	$21,857,340	$2,445,392

(1)	Net of $902, $4,494 and $4,088 in foreign withholding tax and fees for the All Cap Growth Fund, Equity Income Fund and International Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations (Continued)
For the Period Ended February 28, 2014 (Unaudited)

		Small Cap
	Mid Cap	Opportunities
	Growth Fund(1)	Fund(1)
INVESTMENT INCOME
Dividend income(2)	$482	$392
Interest income	14	6
TOTAL INVESTMENT INCOME	496	398

EXPENSES
Administration fees	6,344	6,344
Federal and state registration fees	5,673	5,673
Audit and tax fees	5,429	5,063
Transfer agent fees and expenses	5,185	5,185
Fund accounting fees	4,453	4,453
Legal fees	2,501	2,501
Custody fees	2,196	2,196
Management fees	1,707	1,065
Chief Compliance Officer fees	1,525	1,525
Trustees’ fees	1,525	1,525
Reports to shareholders	1,281	1,281
Distribution fees - Class R shares	57	45
Shareholder servicing fees - Class R shares	23	18
Interest expense	—	—
Other expenses	1,281	1,281
TOTAL EXPENSES	39,180	38,155
Less waivers and reimbursement by Advisor (Note 4)	(37,393)	(37,027)
NET EXPENSES	1,787	1,128

NET INVESTMENT INCOME (LOSS)	(1,291)	(730)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(12,496)	(9,148)
Net realized gain on foreign currency translation	—	—
Net change in unrealized appreciation on investments	76,632	21,829
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	64,136	12,681
NET INCREASE IN NET ASSETS FROM OPERATIONS	$62,845	$11,951

(1)	The Mid Cap Growth Fund and the Small Cap Opportunities Fund commenced operations on December 27, 2013.
(2)	Net of $2 and $0 in foreign withholding tax and fees for the Mid Cap Growth Fund and Small Cap Opportunities Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
FROM OPERATIONS
Net investment loss	$(1,375,860)	$(792,959)
Net realized gain on investments	4,009,357	15,375,345
Net change in unrealized
appreciation on investments	37,026,473	20,520,522
Net increase in net assets from operations	39,659,970	35,102,908

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	6,563,564	9,776,439
Proceeds from shares sold - Class I	35,258,577	81,510,672
Payments for shares redeemed - Class R(1)	(6,238,658)	(11,816,435)
Payments for shares redeemed - Class I(2)	(23,878,125)	(106,494,614)
Net increase (decrease) in net assets
from capital share transactions	11,705,358	(27,023,938)
TOTAL INCREASE IN NET ASSETS	51,365,328	8,078,970

NET ASSETS:
Beginning of Period	251,331,160	243,252,190
End of Period	$302,696,488	$251,331,160
ACCUMULATED NET INVESTMENT LOSS	$(2,168,819)	$(792,959)

(1)	Net of redemption fees of $508 and $1,117 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.
(2)	Net of redemption fees of $4,786 and $36,035 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
FROM OPERATIONS
Net investment income	$1,650,006	$1,497,803
Net realized gain on investments	2,583,735	9,262,062
Net realized loss on foreign currency translation	—	(114)
Net change in unrealized
appreciation on investments	17,623,599	1,481,415
Net increase in net assets from operations	21,857,340	12,241,166

FROM DISTRIBUTIONS
Net investment income - Class R	(70,855)	(38,560)
Net investment income - Class I	(2,003,048)	(1,097,057)
Net realized gain on investments - Class R	(296,232)	—
Net realized gain on investments - Class I	(8,322,485)	—
Net decrease in net assets resulting
from distributions paid	(10,692,620)	(1,135,617)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	568,052	2,003,840
Proceeds from shares sold - Class I	96,263,908	31,311,577
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	363,319	38,202
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	9,209,204	1,068,439
Payments for shares redeemed - Class R(1)	(726,428)	(1,170,384)
Payments for shares redeemed - Class I(2)	(28,613,485)	(22,263,886)
Net increase in net assets
from capital share transactions	77,064,570	10,987,788
TOTAL INCREASE IN NET ASSETS	88,229,290	22,093,337

NET ASSETS:
Beginning of Period	114,673,780	92,580,443
End of Period	$202,903,070	$114,673,780
ACCUMULATED NET INVESTMENT INCOME	$837,502	$1,261,399

(1)	Net of redemption fees of $133 and $637 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.
(2)	Net of redemption fees of $5,024 and $3,860 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Period Ended
	(Unaudited)	August 31, 2013(1)
FROM OPERATIONS
Net investment loss	$(20,247)	$(4,470)
Net realized loss on investments	(550,273)	(49,945)
Net realized gain (loss) on
foreign currency translation	35	(1)
Net change in unrealized
appreciation on investments	3,015,877	78,391
Net increase in net assets from operations	2,445,392	23,975

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	628,481	416,724
Proceeds from shares sold - Class I	20,545,163	10,847,708
Payments for shares redeemed - Class R(2)	(31,171)	(1,673)
Payments for shares redeemed - Class I(3)	(4,208,233)	(71)
Net increase in net assets
from capital share transactions	16,934,240	11,262,688
TOTAL INCREASE IN NET ASSETS	19,379,632	11,286,663

NET ASSETS:
Beginning of Period	11,286,663	—
End of Period	$30,666,295	$11,286,663
ACCUMULATED NET INVESTMENT LOSS	$(24,717)	$(4,471)

(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	Net of redemption fees of $184 and $0 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.
(3)	Net of redemption fees of $30,531 and $0 for the six months ended February 28, 2014 and the year ended August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund
Statement of Changes in Net Assets

Period Ended
February 28, 2014(1)
FROM OPERATIONS
Net investment loss	$(1,291)
Net realized loss on investments	(12,496)
Net change in unrealized appreciation on investments	76,632
Net increase in net assets from operations	62,845

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	216,192
Proceeds from shares sold - Class I	2,467,655
Net increase in net assets from capital share transactions	2,683,847
TOTAL INCREASE IN NET ASSETS	2,746,692

NET ASSETS:
Beginning of Period	—
End of Period	$2,746,692
ACCUMULATED NET INVESTMENT LOSS	$(1,291)

(1)	The Mid Cap Growth Fund commenced operations on December 27, 2013.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Statement of Changes in Net Assets

Period Ended
February 28, 2014(1)
FROM OPERATIONS
Net investment loss	$(730)
Net realized loss on investments	(9,148)
Net change in unrealized appreciation on investments	21,829
Net increase in net assets from operations	11,951

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	173,850
Proceeds from shares sold - Class I	2,689,633
Net increase in net assets from capital share transactions	2,863,483
TOTAL INCREASE IN NET ASSETS	2,875,434

NET ASSETS:
Beginning of Period	—
End of Period	$2,875,434
ACCUMULATED NET INVESTMENT LOSS	$(730)

(1)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,
	2014	Year Ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value,
Beginning of Period	$25.59	$22.12	$22.69	$16.97	$13.80	$17.74

Income (loss) from
investment operations:
Net investment loss(1)	(0.17)	(0.14)	(0.24)	(0.29)	(0.18)	(0.09)
Net realized and unrealized
gain (loss) on investments	4.11	3.61	(0.34)	6.01	3.35	(3.85)
Total from investment operations	3.94	3.47	(0.58)	5.72	3.17	(3.94)

Less distributions paid:
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$29.53	$25.59	$22.12	$22.69	$16.97	$13.80
Total Return(3)	15.40%	15.69%	(2.51)%	33.71%	22.97%	(22.21)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$65,699	$56,488	$51,033	$52,761	$5,206	$3,411
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.62%	1.70%	1.71%	1.85%	2.22%	2.97%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.45%	1.45%	1.45%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(1.42)%	(0.84)%	(1.35)%	(1.62)%	(1.86)%	(2.22)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(1.25)%	(0.59)%	(1.09)%	(1.27)%	(1.14)%	(0.75)%
Portfolio turnover rate(3)	28.2%	89.3%	102.2%	57.8%	75.6%	107.9%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,
	2014	Year Ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net Asset Value,
Beginning of Period	$26.03	$22.42	$22.91	$17.10	$13.88	$17.79

Income (loss) from
investment operations:
Net investment loss(1)	(0.13)	(0.06)	(0.16)	(0.20)	(0.15)	(0.05)
Net realized and unrealized
gain (loss) on investments	4.19	3.67	(0.33)	6.01	3.37	(3.86)
Total from investment operations	4.06	3.61	(0.49)	5.81	3.22	(3.91)

Less distributions paid:
From net investment income	—	—	—	—	—	0.00 (2)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$30.09	$26.03	$22.42	$22.91	$17.10	$13.88
Total Return(3)	15.60%	16.10%	(2.14)%	33.98%	23.20%	(21.97)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$236,997	$194,844	$192,219	$104,310	$32,772	$17,155
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.32%	1.35%	1.36%	1.59%	1.97%	2.73%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.10%	1.10%	1.10%	1.23%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(1.12)%	(0.50)%	(1.00)%	(1.27)%	(1.63)%	(1.90)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(0.90)%	(0.25)%	(0.74)%	(0.91)%	(0.91)%	(0.42)%
Portfolio turnover rate(3)	28.2%	89.3%	102.2%	57.8%	75.6%	107.9%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,				Period Ended
	2014	Year Ended August 31,			August 31,
	(Unaudited)	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$28.90	$25.90	$23.34	$20.14	$20.00

Income from
investment operations:
Net investment income(2)	0.25	0.30	0.27	0.26	0.10
Net realized and unrealized
gain on investments	4.24	2.89	2.59	3.20	0.04
Total from investment operations	4.49	3.19	2.86	3.46	0.14

Less distributions paid:
From net investment income	(0.34)	(0.19)	(0.30)	(0.25)	—
From net realized
gain on investments	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.76)	(0.19)	(0.30)	(0.26)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$31.63	$28.90	$25.90	$23.34	$20.14
Total Return(4)	15.69%	12.36%	12.30%	17.20%	0.70%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$7,051	$6,253	$4,831	$2,976	$993
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.69%	1.75%	1.83%	2.15%	5.36%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.45%	1.45%	1.45%	1.49%	1.50%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements(5)	1.38%	0.76%	0.69%	0.45%	(2.39)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	1.62%	1.06%	1.07%	1.11%	1.47%
Portfolio turnover rate(4)	32.9%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,				Period Ended
	2014	Year Ended August 31,			August 31,
	(Unaudited)	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$28.98	$25.98	$23.39	$20.18	$20.00

Income from
investment operations:
Net investment income(2)	0.32	0.39	0.35	0.33	0.13
Net realized and unrealized
gain on investments	4.23	2.91	2.59	3.19	0.05
Total from investment operations	4.55	3.30	2.94	3.52	0.18

Less distributions paid:
From net investment income	(0.39)	(0.30)	(0.35)	(0.30)	—
From net realized
gain on investments	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.81)	(0.30)	(0.35)	(0.31)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$31.72	$28.98	$25.98	$23.39	$20.18
Total Return(4)	15.90%	12.76%	12.66%	17.49%	0.90%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$195,852	$108,421	$87,750	$37,991	$9,983
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.34%	1.40%	1.47%	1.87%	5.53%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.10%	1.10%	1.10%	1.23%	1.25%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements(5)	1.83%	1.10%	1.03%	0.77%	(2.40)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	2.07%	1.40%	1.40%	1.41%	1.88%
Portfolio turnover rate(4)	32.9%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,	Period Ended
	2014	August 31,
	(Unaudited)	2013(1)
Net Asset Value, Beginning of Period	$20.49	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.06)	(0.03)
Net realized and unrealized gain on investments	3.18	0.52
Total from investment operations	3.12	0.49

Paid-in capital from redemption fees (Note 2)	0.01	—
Net Asset Value, End of Period	$23.62	$20.49
Total Return(3)	15.28%	—%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,103	$416
Ratio of expenses to average net assets
before waiver and reimbursements(4)	2.38%	4.58%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.45%	0.37%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(1.43)%	(4.35)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.50)%	(0.14)%
Portfolio turnover rate(3)	32.7%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,	Period Ended
	2014	August 31,
	(Unaudited)	2013(1)
Net Asset Value, Beginning of Period	$20.52	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.02)	(0.02)
Net realized and unrealized gain on investments	3.17	0.54
Total from investment operations	3.15	0.52

Paid-in capital from redemption fees (Note 2)	0.03	—
Net Asset Value, End of Period	$23.70	$20.52
Total Return(3)	15.50%	—%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$29,563	$10,871
Ratio of expenses to average net assets
before waiver and reimbursements(4)	2.02%	1.73%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.10%	0.28%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(1.08)%	(1.54)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.16)%	(0.09)%
Portfolio turnover rate(3)	32.7%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.04)
Net realized and unrealized gain on investments	0.02
Total from investment operations	(0.02)

Net Asset Value, End of Period	$19.98
Total Return(3)	(0.10)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$219
Ratio of expenses to average net assets
before waiver and reimbursements(4)	47.76%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.45%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(47.55)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(1.24)%
Portfolio turnover rate(3)	15.8%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Mid Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments	0.02
Total from investment operations	(0.01)

Net Asset Value, End of Period	$19.99
Total Return(3)	(0.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,527
Ratio of expenses to average net assets
before waiver and reimbursements(4)	21.34%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.10%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(21.00)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.76)%
Portfolio turnover rate(3)	15.8%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.04)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.17

Net Asset Value, End of Period	$20.17
Total Return(3)	0.85%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$176
Ratio of expenses to average net assets
before waiver and reimbursements(4)	51.19%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.55%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(50.84)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(1.20)%
Portfolio turnover rate(3)	9.4%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class 1
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.18

Net Asset Value, End of Period	$20.18
Total Return(3)	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,700
Ratio of expenses to average net assets
before waiver and reimbursements(4)	40.89%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.20%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(40.42)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.73)%
Portfolio turnover rate(3)	9.4%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
February 28, 2014 (Unaudited)

(1)Organization

  Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund, International Growth Fund, Mid Cap Growth Fund and Small Cap Opportunities Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  The International Growth Fund commenced operations on May 30, 2013.  The Mid Cap Growth Fund and Small Cap Opportunities Fund commenced operations December 27, 2013.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

  (a)Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2014:

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$295,645,403	$—	$—	$295,645,403
Total Equity	295,645,403	—	—	295,645,403
Short-Term Investments	—	2,007,283	—	2,007,283
Total Investments
in Securities	$295,645,403	$2,007,283	$—	$297,652,686

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$192,610,264	$—	$—	$192,610,264
Real Estate
Investment Trusts	4,553,277	—	—	4,553,277
Total Equity	197,163,541	—	—	197,163,541
Short-Term Investments	—	1,938,836	—	1,938,836
Total Investments
in Securities	$197,163,541	$1,938,836	$—	$199,102,377

International Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$30,069,114	$—	$—	$30,069,114
Total Equity	30,069,114	—	—	30,069,114
Short-Term Investments	—	307,396	—	307,396
Total Investments
in Securities	$30,069,114	$307,396	$—	$30,376,510

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$2,452,382	$—	$—	$2,452,382
Total Equity	2,452,382	—	—	2,452,382
Short-Term Investments	—	331,494	—	331,494
Total Investments
in Securities	$2,452,382	$331,494	$—	$2,783,876

Small Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,090,484	$—	$—	$1,090,484
Total Equity	1,090,484	—	—	1,090,484
Short-Term Investments	—	274,898	—	274,898
Total Investments
in Securities	$1,090,484	$274,898	$—	$1,365,382

During the period ended February 28, 2014, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

  (b)Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

  (c)Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

  (d)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e)Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013
All Cap Growth Fund
Class R	$508	$1,117
Class I	4,786	36,035
Equity Income Fund
Class R	133	637
Class I	5,024	3,860
International Growth Fund
Class R	184	0
Class I	30,531	0
Mid Cap Growth Fund
Class R	0	N/A
Class I	0	N/A
Small Cap Opportunities Fund
Class R	0	N/A
Class I	0	N/A

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

  (f)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

  (g)Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Federal Tax Matters
(All Cap Growth, Equity Income and International Growth Funds only)

The tax character of distributions paid to shareholders were as follows:

	Ordinary Income*	Long-Term Capital Gains*
All Cap Growth Fund
Year Ended August 31, 2012	$—	$—
Year Ended August 31, 2013	$—	$—

	Ordinary Income	Long-Term Capital Gains
Equity Income Fund
Period Ended August 31, 2012	$893,191	$—
Year Ended August 31, 2013	$1,135,617	$—

	Ordinary Income**	Long-Term Capital Gains**
International Growth Fund
Period Ended August 31, 2013	$—	$—

*	There were no distributions paid to shareholders in All Cap Growth Fund during the years ended August 31, 2012 and August 31, 2013.
**	There were no distributions paid to shareholders in the International Growth Fund during the period ended August 31, 2013.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

As of August 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$189,100,277	$99,854,366	$11,502,637
Gross tax unrealized appreciation	61,371,086	15,635,709	360,962
Gross tax unrealized depreciation	(1,212,738)	(1,342,910)	(287,605)
Net tax unrealized appreciation	60,158,348	14,292,799	73,357
Undistributed ordinary income	—	1,206,674	—
Undistributed long-term capital gain	—	6,037,671	—
Total distributable earnings	—	7,244,345	—
Other accumulated losses	(14,584,805)	(1,182,431)	(49,382)
Total accumulated gains	$45,573,543	$20,354,713	$23,975

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

At August 31, 2013, the All Cap Growth Fund had capital loss carryovers of $(2,750,881) and $(3,139,650), which will expire on August 31, 2017 and August 31, 2018, respectively.  At August 31, 2013, the All Cap Growth Fund had short-term capital losses of $(7,901,315) which will be carried forward indefinitely to offset future realized capital gains.  To the extent the All Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended August 31, 2013, prior to any other amounts.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2013, the following table shows the reclassifications made:

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
Undistributed Net Investment
Income (Loss)	$—	$875,443	$(1)
Accumulated Net Realized
Gain (Loss)	(12)	(884,502)	1
Paid-in Capital	12	9,059	—

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

At August 31, 2013, the following funds deferred, on a tax basis, late-year ordinary losses and post-October losses of:

	NII Deferral	Capital Deferral
All Cap Growth Fund	$(792,959)	$—
Equity Income Fund	—	—
International Growth Fund	(5,572)	(44,911)

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of August 31, 2013.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2013.  At August 31, 2013, the fiscal years 2010-2013 remained open to examination for the All Cap Growth Fund and the Equity Income Fund in each Fund’s major tax jurisdictions.  The fiscal year 2013 remains open to examination for the International Growth Fund in the Fund’s major tax jurisdictions.

(4)  Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.10% of the Funds’ average daily net assets for the All Cap Growth, Equity Income, International Growth and Mid Cap Growth Funds, and an annual rate of 1.20% for the Small Cap Opportunities Fund.

The Advisor has agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed each Fund’s Expense Limitation Cap, listed below, of each Fund’s average daily net assets.

	Expense Limitation Cap
	Class R	Class I	Expiration Date
All Cap Growth Fund	1.45%	1.10%	December 29, 2014
Equity Income Fund	1.45%	1.10%	December 29, 2014
International Growth Fund	1.45%	1.10%	May 22, 2016
Mid Cap Growth Fund	1.45%	1.10%	December 29, 2016
Small Cap Opportunities Fund	1.55%	1.20%	December 29, 2016

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity	International	Mid Cap	Small Cap
	Growth	Income	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund	Fund
August 31, 2014	$222,194	$108,915	$—	$—	$—
August 31, 2015	504,192	255,432	—	$—	$—
August 31, 2016	603,542	325,749	73,646	$—	$—
February 28, 2017	296,092	191,112	108,768	37,393	37,027

(5)  Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the period ended February 28, 2014, the Funds accrued distribution and shareholder servicing fees as follows:

		Shareholder
	Distribution Fees	Servicing Fees
All Cap Growth Fund	$79,079	$16,434
Equity Income Fund	$8,212	$3,285
International Growth Fund	$994	$397
Mid Cap Growth Fund	$57	$23
Small Cap Opportunities Fund	$45	$18

(6)  Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended February 28, 2014, and owed as of February 28, 2014 are as follows:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

	Incurred	Owed
All Cap Growth Fund	$132,345	$68,993
Equity Income Fund	$80,381	$46,986
International Growth Fund	$23,188	$12,660
Mid Cap Growth Fund	$6,344	$5,706
Small Cap Opportunities Fund	$6,344	$5,706

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the period ended February 28, 2014, and owed as of February 28, 2014 are as follows:

Fund Accounting	Incurred	Owed
All Cap Growth Fund	$47,749	$24,213
Equity Income Fund	$32,647	$16,774
International Growth Fund	$13,509	$5,724
Mid Cap Growth Fund	$4,453	$4,453
Small Cap Opportunities Fund	$4,453	$4,453

Transfer Agency
(Excluding out-of-pocket expenses)	Incurred	Owed
All Cap Growth Fund	$55,901	$26,560
Equity Income Fund	$21,154	$5,291
International Growth Fund	$9,436	$3.829
Mid Cap Growth Fund	$5,185	$5,185
Small Cap Opportunities Fund	$5,185	$5,185

Custody	Incurred	Owed
All Cap Growth Fund	$14,998	$4,597
Equity Income Fund	$7,440	$1,496
International Growth Fund	$10,621	$1,037
Mid Cap Growth Fund	$2,196	$2,196
Small Cap Opportunities Fund	$2,196	$2,196

The All Cap Growth, Equity Income and International Growth Funds each have a line of credit with US Bank (see Note 9).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended February 28, 2014, and owed as of February 28, 2014 are as follows:

	Incurred	Owed
All Cap Growth Fund	$5,973	$2,973
Equity Income Fund	$4,511	$2,267
International Growth Fund	$4,511	$2,259
Mid Cap Growth Fund	$1,525	$1,525
Small Cap Opportunities Fund	$1,525	$1,525

(7)  Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Period Ended	Year Ended
Class R	February 28, 2014	August 31, 2013
Shares Sold	237,429	417,298
Shares Redeemed	(219,775)	(517,253)
Net Increase/(Decrease)	17,654	(99,955)

	Period Ended	Year Ended
Class I	February 28, 2014	August 31, 2013
Shares Sold	1,232,747	3,441,007
Shares Redeemed	(841,168)	(4,530,878)
Net Increase/(Decrease)	391,579	(1,089,871)

Equity Income Fund
	Period Ended	Year Ended
Class R	February 28, 2014	August 31, 2013
Shares Sold	18,405	69,907
Shares Issued to Holders in
Reinvestment of Distributions	11,774	1,375
Shares Redeemed	(23,596)	(41,461)
Net Increase/(Decrease)	6,583	29,821

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

	Period Ended	Year Ended
Class I	February 28, 2014	August 31, 2013
Shares Sold	3,051,105	1,105,248
Shares Issued to Holders in
Reinvestment of Distributions	297,699	38,164
Shares Redeemed	(915,235)	(779,502)
Net Increase/(Decrease)	2,433,569	363,910

International Growth Fund
	Period Ended	Period Ended
Class R	February 28, 2014	August 31, 2013(1)
Shares Sold	27,787	20,371
Shares Redeemed	(1,380)	(81)
Net Increase/(Decrease)	26,407	20,290

	Period Ended	Period Ended
Class I	February 28, 2014	August 31, 2013(1)
Shares Sold	900,578	529,883
Shares Redeemed	(183,293)	(3)
Net Increase/(Decrease)	717,285	529,880

Mid Cap Growth Fund
	Period Ended
Class R	February 28, 2014(2)
Shares Sold	10,983
Shares Redeemed	—
Net Increase/(Decrease)	10,983

	Period Ended
Class I	February 28, 2014(2)
Shares Sold	126,414
Shares Redeemed	—
Net Increase/(Decrease)	126,414

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

Small Cap Opportunities Fund
Period Ended
Class R	February 28, 2014(2)
Shares Sold	8,709
Shares Redeemed	—
Net Increase/(Decrease)	8,709

Period Ended
Class I	February 28, 2014(2)
Shares Sold	133,781
Shares Redeemed	—
Net Increase/(Decrease)	133,781

(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	The Mid Cap Growth and Small Cap Opportunities Funds commenced operations on December 27, 2013.

(8)  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended February 28, 2014 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

					Small Cap
	All Cap	Equity	International	Mid Cap	Opportunities
	Growth Fund	Income Fund	Growth Fund	Growth Fund	Fund
Purchases	$88,105,700	$117,054,113	$24,254,496	$2,558,588	$1,131,481
Sales	$78,546,101	$ 52,823,619	$ 7,446,067	$ 170,341	$ 53,678

(9)  Line of Credit

At February 28, 2014, the All Cap Growth, Equity Income and International Growth Funds, had lines of credit in the amount of $21,000,000, $7,000,000 and $500,000, respectively, which all mature August 14, 2014. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate of 3.25% (as of February 28, 2014).  The International Growth Fund did not utilize the line of credit during the period.  The following table provides information regarding usage of the line of credit for the year ended February 28, 2014 for the All Cap Growth and Equity Income Funds.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
All Cap Growth Fund	5	$4,048,400	$1,827	$5,820,000	10/7/2013
Equity Income Fund	4	$5,286,750	$1,909	$7,181,000	12/2/2013

* Interest expense is reported on the Statement of Operations.

Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees of (the “Board” or the “Trustees”) of Trust for Professional Managers, (the “Trust”) met on October 24, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Geneva Advisors Mid Cap Growth Fund and the Geneva Advisors Small Cap Opportunities Fund (the “Mid Cap Growth Fund” and the “Small Cap Opportunities Fund,” respectively, and together, the “Funds”), each a series of the Trust, and Geneva Investment Management of Chicago, LLC (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Funds’ legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Funds by the Adviser; (2) the fact that the Funds will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Funds; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the October 24, 2013 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Funds.

The Board also noted that Mr. Kurt Newsom, Chief Compliance Officer, and Mr. Dan Delany, Portfolio Manager, both of the Adviser, had attended the Board’s meeting on October 23, 2013 to report on various performance, marketing, compliance and operations of the Geneva Advisors Funds.  The Board also noted that it had approved the preliminary registration statement for the Mid Cap Growth Fund and the Small Cap Opportunities Fund in a unanimous written consent action on October 7, 2013, at which time the Trustees were provided with information concerning each Fund’s investment objective and strategies which would be applied by the Adviser to select and manage investments for the Funds.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Funds.  Based on its evaluation of information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Agreement for an initial term ending two years following each Fund’s commencement of operations pursuant to an effective registration statement.

Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Mid Cap Growth Fund and the Small Cap Opportunities Fund and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of each Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and Geneva’s marketing goals and its commitment to the growth of Fund assets based upon information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were included in the materials provided in advance of the October 24, 2013 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees, in consultation with their independent counsel, reviewed a summary of the Adviser’s policies and procedures and compliance program as prepared by the Adviser, and were assured by the Trust’s Chief Compliance Officer that the Adviser’s policies and procedures and compliance program were compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees reviewed the investment management experience of Mr. Robert C. Bridges, Mr. John P. Huber and Mr. Daniel P. Delany, who would serve as each of the Funds’ portfolio managers, with the exception of Mr. Huber, who would serve as a co-portfolio manager to the Mid Cap Growth Fund only.  The Trustees also reviewed the Adviser’s performance for composites of separately managed accounts that are managed using substantially similar strategies to those of the Funds and have been managed, since each composite’s inception, by Mr. Bridges and Mr. Huber, and for the mid-cap growth composite only, by Mr. Delany since he joined the Adviser in January 2012.  The Trustees also reviewed the performance for the other Geneva Advisors Funds, which utilize a similar investment

Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

selection process to that which would be employed by the Funds, absent the emphasis on small-cap and mid-cap growth investments, respectively.  After considering all of the information, the Trustees concluded that the Funds and their shareholders were likely to benefit from the Adviser management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of each Fund’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Mid Cap Growth Fund and the Small Cap Opportunities Fund.  The Trustees reviewed statistical information and other materials provided for the October 24, 2013 meeting, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Mid Cap Growth Fund and the Small Cap Opportunities Fund relative to a peer group of mid-cap growth and small-cap growth funds, respectively, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the Mid Cap Growth Fund and the Small Cap Opportunities Fund’s proposed management fees of 1.20% and 1.20%, respectively, noting that the fees fell into the fourth quartile for their peer groups, above the peer group average fee of 0.80% and 0.88% respectively, which both fell in the third quartile.  The Board noted that the proposed management fee is a unitary fee designed to cover the vast majority of the Mid Cap Growth Fund and the Small Cap Opportunities Fund’s expenses and the peer group comparison should be evaluated accordingly.

The Board further noted that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that total annual fund operating expenses do not exceed 1.20% and 1.55% of the Mid Cap Growth Fund’s average annual assets for Class I shares and Class R shares, respectively, and 1.20% and 1.55% the Small Cap Opportunities Fund’s average annual assets for Class I shares and Class R shares, respectively.  The proposed limit on annual fund operating expenses put the Mid Cap Growth Fund’s net expense ratio into the second quartile for Class I shares and the fourth quartile for Class R shares.  The peer group average of 1.14%, which is net of any applicable Rule 12b-1 fees, fell in the second quartile.  The proposed limit on annual fund operating expenses put the Small Cap Opportunities Fund’s net expense ratio into the second quartile for Class I shares and the fourth quartile for Class R shares.  The peer group average of 1.26%, which is net of any applicable Rule 12b-1 fees, fell into the third quartile.  The Trustees also considered the overall profitability of the Adviser that may result from its management of the Mid Cap Growth Fund and the Small Cap Opportunities Fund, reviewing the Adviser’s financial information, including a pro forma income statement for each Fund, and noting that the Adviser may need to subsidize each

Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization anticipated by Geneva.

The Trustees concluded that the Mid Cap Growth Fund and the Small Cap Opportunities Fund’s expenses and the fees to be paid to the Adviser were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Funds by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Mid Cap Growth Fund and the Small Cap Opportunities Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Mid Cap Growth Fund and the Small Cap Opportunities Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees concluded that the potential economies of scale that the Mid Cap Growth Fund and the Small Cap Opportunities Fund might realize would be achievable under the structure of the proposed management fees and the Mid Cap Growth Fund and the Small Cap Opportunities Fund’s expenses.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Mid Cap Growth Fund and the Small Cap Opportunities Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Mid Cap Growth Fund and the Small Cap Opportunities Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Mid Cap Growth Fund and the Small Cap Opportunities Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Funds as being in the best interests of the Funds and their shareholders.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information (All Cap Growth Equity Income and International Growth Funds only)

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended August 31, 2013 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	100.00%
International Growth Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended August 31, 2013, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	88.90%
International Growth Fund	0.00%

For the fiscal year ended August 31, 2013, the Funds designated taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) as follows:

All Cap Growth Fund	0.00%
Equity Income Fund	0.00%
International Growth Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–Present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	35	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 70		2009	Chief Compliance		Endowment fund
			Officer (“CCO”),		complex (three
			Granite Capital		closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President	Term; Since	Administrator,
Milwaukee, WI 53202	and	January 24,	U.S. Bancorp Fund
Age: 56	Principal	2013	Services, LLC
	Executive		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 66	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/John Buckel
  John Buckel, President

Date  April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
  John Buckel, President

Date  April 30, 2014

By (Signature and Title)* /s/Jennifer Lima
  Jennifer Lima, Treasurer

Date  April 30, 2014

* Print the name and title of each signing officer under his or her signature.